Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2023:

	December 31, 2023
	Fair Value	Level 1	Level 2	Level 3

	(in thousands)
Financial Assets:
Money market funds	$1,806	$1,806	$—	$—
Total financial assets	$1,806	$1,806	$—	$—
Financial Liabilities:
Derivatives designated as hedging instruments:
Forward contracts included in accrued expenses and other current liabilities (Note 6)	$3,370	$—	$3,370	$—
Total financial liabilities	$3,370	$—	$3,370	$—

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022:

	December 31, 2022
	Fair Value	Level 1	Level 2	Level 3

	(in thousands)
Financial Assets:
Derivatives not designated as hedging instruments:
Forward contracts included in prepaid expenses and other current assets (Note 6)	$22,676	$—	$22,676	$—
DPP receivable included in prepaid expenses and other current assets (Note 2)	22,294	—	—	22,294
Total financial assets	$44,970	$—	$22,676	$22,294